Amortization of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2011 Year
Branch network
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	6
Amortization method	Straight-line
Customer lists
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	2
Amortization method	Straight-line
Core deposit
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	5
Amortization method	Straight-line
Favorable leases
Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	15
Amortization method	Straight-line